Consolidated Statements of Changes in Equity - CAD ($) $ in Millions	Total	Common Shares	Contributed Surplus	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Common Shares Common Shares	Preferred Shares Common Shares	Redemption of Class A senior preferred shares	Redemption of Class A senior preferred shares Common Shares	Redemption of Class A junior preferred shares	Redemption of Class A junior preferred shares Common Shares	Redemption of Class A junior preferred shares Retained Earnings	Return of capital Class A common shares	Return of capital Class A common shares Common Shares	Redemption of Class B preferred and common shares	Redemption of Class B preferred and common shares Contributed Surplus	Redemption of Class B preferred and common shares Retained Earnings
Shareholders’ equity, opening balance at Mar. 31, 2016	$ 142.7	$ 60.2	$ 57.7	$ 25.5	$ (0.7)	$ 3.4	$ 56.8	$ 53.1		$ 3.7			$ 3.4
Redemption of common and preferred shares								(53.1)	$ (53.1)	(4.1)	$ (3.7)	$ (0.4)	(0.7)	$ (0.7)	$ (63.6)	$ (56.9)	$ (6.7)
Net proceeds of issue of subordinate voting shares, after underwriting commission of $5.4 (net of tax of $1.9)	101.9	101.9				101.9
Share issue costs, net of tax of $0.5	(1.4)	(1.4)				1.4
Exercise of stock options	0.1	0.1				0.1
Net income	21.6			21.6
Other comprehensive loss	(0.6)				(0.6)
Recognition of share-based compensation	3.3		3.3
Shareholders’ equity, closing balance at Mar. 31, 2017	146.1	103.3	4.1	40.0	(1.3)	103.3	0.0						0.0
Shareholders’ equity, opening balance at Dec. 02, 2016		2.7						$ 0.0		$ 0.0			2.7
Share issue costs, net of tax of $0.5		(1.4)
Shareholders’ equity, closing balance at Mar. 31, 2017	146.1	103.3	4.1	40.0	(1.3)	103.3	0.0						$ 0.0
Exercise of stock options	1.2	2.8	(1.6)			2.8
Net income	96.1			96.1
Other comprehensive loss	(1.8)				(1.8)
Recognition of share-based compensation	2.0		2.0
Shareholders’ equity, closing balance at Mar. 31, 2018	243.6	106.1	4.5	136.1	(3.1)	106.1	0.0
Issuance of common shares in business combination	1.5	1.5				1.5
Exercise of stock options	3.1	5.0	(1.9)			5.0
Net income	143.6			143.6
Other comprehensive loss	0.7				0.7
Recognition of share-based compensation	6.6		6.6
Shareholders’ equity, closing balance at Mar. 31, 2019	$ 399.1	$ 112.6	$ 9.2	$ 279.7	$ (2.4)	$ 112.6	$ 0.0